Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Summary of income taxes

	Current assets		Current liabilities		Non-current liabilities
	06.30.2023	12.31.2022	06.30.2023	12.31.2022	06.30.2023	12.31.2022
Taxes in Brazil
Income taxes	199	160	144	2,505	−	−
Income taxes - Tax settlement programs	−	−	56	50	315	302
	199	160	200	2,555	315	302
Taxes abroad	4	5	370	328	−	−
Total	203	165	570	2,883	315	302

Summary of outstanding amount of settlement year

	Jan-Jun/2023	Jan-Jun/2022	Apr-Jun/2023	Apr-Jun/2022
Net income before income taxes	19,401	29,564	8,435	16,350
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(6,597)	(10,051)	(2,868)	(5,559)
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distributions	611	383	611	383
Different jurisdictional tax rates for companies abroad	101	394	(145)	203
Brazilian income taxes on income of companies incorporated outside Brazil (1)	(196)	(628)	(95)	(329)
Tax incentives	77	8	34	2
Tax loss carryforwards (unrecognized tax losses)	(17)	(1)	(12)	(10)
Non-taxable income (non-deductible expenses), net	4	68	(2)	44
Post-employment benefits	(178)	(186)	(101)	(44)
Results of equity-accounted investments in Brazil and abroad	11	120	-	(3)
Others	12	18	2	4
Income taxes	(6,172)	(9,875)	(2,576)	(5,309)
Deferred income taxes	(1,485)	(1,989)	(813)	(28)
Current income taxes	(4,687)	(7,886)	(1,763)	(5,281)
Effective tax rate of income taxes	31.8%	33.4%	30.5%	32.5%

(1)	It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.

Summary of the changes in the deferred income taxes

	Jan-Jun/2023	Jan-Jun/2022
Opening balance	(5,918)	(625)
Recognized in the statement of income for the period	(1,485)	(1,989)
Recognized in shareholders’ equity	(2,380)	(2,571)
Translation adjustment	(671)	(29)
Use of tax loss carryforwards	−	(1,137)
Others	25	4
Closing balance	(10,429)	(6,347)

Summary of composition of deferred tax assets and liabilities

Nature	Realization basis	06.30.2023	12.31.2022
PP&E - Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	914	158
PP&E - Impairment	Amortization, impairment reversals and write-offs of assets	3,774	3,602
PP&E - depreciation methods and capitalized borrowing costs	Depreciation, amortization and write-offs of assets	(17,561)	(15,438)
Loans, trade and other receivables / payables and financing	Payments, receipts and considerations	(1,805)	810
Lease liabilities	Appropriation of the considerations	(305)	434
Provision for legal proceedings	Payments and use of provisions	1,055	885
Tax loss carryforwards	Taxable income compensation	953	914
Inventories	Sales, write-downs and losses	188	333
Employee Benefits	Payments and use of provisions	1,534	1,518
Others		824	866
Total		(10,429)	(5,918)
Deferred tax assets		671	832
Deferred tax liabilities		(11,100)	(6,750)

Summary of other taxes

	Current assets		Non-current assets		Current liabilities		Non-current liabilities (1)
	06.30.2023	12.31.2022	06.30.2023	12.31.2022	06.30.2023	12.31.2022	06.30.2023	12.31.2022
Taxes in Brazil
Current / Non-current ICMS (VAT)	725	716	541	473	927	699	−	−
Current / Non-current PIS and COFINS	326	378	2,699	2,362	121	28	118	89
Claim to recover PIS and COFINS	−	−	724	657	−	−	−	−
CIDE	−	1	−	−	−	5	−	−
Production taxes	−	−	−	−	1,815	1,996	149	114
Withholding income taxes	−	−	−	−	87	149	−	−
Others (2)	57	40	294	273	293	152	90	90
Total in Brazil	1,108	1,135	4,258	3,765	3,243	3,029	357	293
Taxes abroad	8	7	12	13	33	19	−	−
Total	1,116	1,142	4,270	3,778	3,276	3,048	357	293

(1)	Other non-current taxes are classified within other non-current liabilities in the balance sheet.
(2)	At June 30, 2023, it includes US$ 117 in current liabilities relating to export tax over crude oil, which was in effect from March 1 to June 30, 2023.